Sales - Trade receivables - Allowances reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Allowances on trade receivables - in the opening balance	€ 16,489	€ 15,855
Allowances on trade receivables - in the closing balance	13,841	16,489	€ 15,855
Trade receivables | Accumulated impairment
Disclosure of financial assets [line items]
Allowances on trade receivables - in the opening balance	(996)	(1,012)	(983)
Net addition with impact on income statement	(218)	(208)	(212)
Losses on trade receivables	280	218	283
Changes in the scope of consolidation	(126)	(6)	(91)
Translation adjustment	4	16	(7)
Reclassifications and other items	(2)	(4)	(1)
Allowances on trade receivables - in the closing balance	€ (1,058)	€ (996)	€ (1,012)